Share capital of the Company (Tables)	12 Months Ended
Dec. 31, 2020
Share capital of the Company
Summary of classes of share capital

		Allotted, called-up and fully paid
	2020	2019	2018
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	328	328	317
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	328	328	317

Summary of movement of ordinary shares

			No. of shares
	2020	2019	2018
At 1 January	1,312,137,976	1,267,039,436	1,266,221,605
Issue of shares (share placing)	–	44,386,214	–
Issue of shares (share schemes)	530,748	712,326	817,831
At 31 December	1,312,668,724	1,312,137,976	1,267,039,436